Employees - Schedule of Charges Related to Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Share Based Compensation Plans [Line Items]
Share-based compensation costs	€ (177)	€ (161)	€ (108)
Performance share plans
Disclosure of Share Based Compensation Plans [Line Items]
Share-based compensation costs	(168)	(150)	(98)
Other plans
Disclosure of Share Based Compensation Plans [Line Items]
Share-based compensation costs	€ (9)	€ (11)	€ (10)